Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
BORROWINGS

9.      BORROWINGS

The Group had the below borrowings for working capital purpose:

Short-term borrowings

	Annual Interest Rate	Maturity	As of December 31,
			2024	2025
Short-term borrowing:
The Bank of East Asia, Limited	4.56%	May, 2026	$—	$878,844
The Bank of East Asia, Limited	4.39%	June, 2026	—	2,020,031
The Bank of East Asia, Limited	2.89%	June, 2026	—	559,494
Total short-term borrowing			$—	$3,458,369

On September 28, 2025, the Group entered into a trade financing credit facility agreement with Bank of East Asia, with a credit limit equivalent to US$7,149,905(CNY50,000,000). This credit facility can be utilized on a revolving basis during a five-year term since the effective date of the agreement. This credit facility was jointly guaranteed by Shenzhen Tianxing Cloud Supply Chain Limited, Xinyun Logistics Trading Limited, Xingyun International Company Limited, and Mr. Wei Wang.

The weighted average interest rate of short-term borrowings was 4.5% for the year ended December 31, 2025.

Long-term borrowings

	Annual Interest Rate		Maturity	As of December 31,
				2024		2025
				Long-term	Long-term (current portion)	Long-term	Long-term (current portion)
Long-term borrowings:
Japan Finance Corporation(i)	0.36	%/1.26%	March, 2026	$17,792	$53,377	$—	$17,748
Sumitomo Mitsui Banking Corporation(ii)	1 – Month TIBOR	*+1.34%	December, 2026	—	250,969	—	—
Sumitomo Mitsui Banking Corporation(iii)	1.2%		June, 2026	—	200,356	—	—
Total long-term borrowings				$17,792	$504,702	$—	$17,748

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*        TIBOR is an acronym for Tokyo Interbank Offered Rate, which is the daily reference rate derived from interest rates that banks charge to lend funds to other banks in the Japanese interbank market.

As of December 31, 2024 and 2025, the current portion of the long-term borrowings is US$504,702 (JPY79,425,000) and US$17,748 (JPY2,782,815) respectively.

The weighted average interest rate of long-term borrowings was 0.9%, 1.5% and 1.2% for the years ended December 31, 2023, 2024 and 2025, respectively.

(i)     On May 31, 2021, the Group entered into a loan agreement to borrow funds of JPY40,000,000 (US$255,102) with Japan Finance Corporation during the period from May 31, 2021 to March 31, 2026. The annual interest rate of the loan is 0.36% from May 31, 2021 to May 31, 2024 and 1.26% from June 1, 2024 to March 31, 2026. The Group repays JPY700,000 (US$4,464) every month after June 30, 2021, until the loan maturity date.

(ii)    On December 17, 2021, the Group entered into a loan agreement to borrow funds of JPY94,900,000 (US$605,230) with Sumitomo Mitsui Banking Corporation during the period from December 17, 2021 to December 17, 2026. The Group repays JPY1,583,000 (US$10,096) every month after January 31, 2022, until the loan maturity date. The bank borrowing was collateralized by a pledge of a building owned by Cloud Japan. As the building of Cloud Japan was sold in March 2025, the remaining outstanding loan balance was fully repaid on March 31, 2025 accordingly.

(iii)   On June 18, 2021, the Group entered into a loan agreement to borrow funds of JPY100,000,000 (US$637,755) with Sumitomo Mitsui Banking Corporation during the period from June 18, 2021 to June 18, 2026. The Group repays JPY1,670,000 (US$10,651) every month after July 31, 2021, until the loan maturity date. The bank borrowing was guaranteed by Tokyo Credit Guarantee Corporation, an unaffiliated guarantee service provider. The Group has repaid the remaining outstanding loan balance on March 31, 2025.